Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible Assets
Intangible assets

13 Intangible assets

				Customers
		Brands	Software	and Suppliers
	Goodwill	and Patents	licenses	Agreements	Total
Cost	3,187,678	499,515	1,010,201	392,246	5,089,640
Accumulated amortization	(1,128,804)	(214,455)	(683,157)	(234,533)	(2,260,949)
Balance as of December 31, 2020	2,058,874	285,060	327,044	157,713	2,828,691

Acquisitions	-	670	67,686	420	68,776
Foreign currency translation adjustment	-				14,271
Cost	-	12,443	13,023	-	25,466
Amortization	-	(2,711)	(8,484)	-	(11,195)
Transfers from property, plant and equipment	-	28,770	36,652	-	65,422
Other write-offs, net of amortization	-	-	(3,393)	-	(3,393)
Amortization	-	(10,444)	(64,008)	(22,016)	(96,468)
Net book value	2,058,874	313,789	368,520	136,117	2,877,299
Cost	3,187,678	549,196	1,123,619	392,666	5,253,159
Accumulated amortization	(1,128,804)	(235,408)	(755,099)	(256,549)	(2,375,860)
Balance as of December 31, 2021	2,058,874	313,789	368,520	136,117	2,877,299

Acquisitions	-	1,307	144,930	913	147,150
Additions through acquisition of ER Plastics	-	21,162	-	66,571	87,733
Goodwill acquisition of ER Plastics	28,402	-	-	-	28,402
Foreign currency translation adjustment	-			-	-
Cost	-	(7,407)	(19,762)	-	(27,170)
Amortization	-	2,711	14,440	-	17,150
Transfers from property, plant and equipment	-	-	13,597	-	13,597
Other write-offs, net of amortization	-	-	(10,011)	-	(10,011)
Amortization	-	(10,575)	(79,774)	(21,659)	(112,008)
Net book value	2,087,276	320,986	431,939	181,943	3,022,144
Cost	3,216,080	564,258	1,252,373	460,150	5,492,861
Accumulated amortization	(1,128,804)	(243,272)	(820,434)	(278,207)	(2,470,717)
Balance as of December 31, 2022	2,087,276	320,986	431,939	181,943	3,022,144

(a)	Goodwill

Goodwill is measured as the excess between the consideration transferred and to be transferred to obtain control and the fair value of the identified assets and liabilities assumed from the acquired entity. Goodwill is allocated to the CGUs or groups of assets that are expected to benefit from the synergies of the business combination. Goodwill arising before the adoption of the IFRS pronouncements was amortized in the accounting books until December 2008. From 2009 on, it has been subjected to annual impairment tests.

Impairment testing is based on estimated cash generation in each CGU or groups of assets, extracted from the Company’s five-year Business Plan (see Note 22.2) and from the Management plan for a period greater than 5 years to reflect the industry cycle patterns, with a total projection period of 10 years.

Perpetuity is also calculated based on the long-term vision and excluding real growth. Cash flows and perpetuity are adjusted to present value at a discount rate based on the Weighted Average Cost of Capital (“WACC”).

The table below shows the results obtained in the tests conducted by the Company in December 2022:

	Allocated	Recoverable	Book		Discount
	goodwill	amount	value (i)	CF/Book value	rate

Northeastern petrochemical complex	475,780	7,305,045	3,124,332	2.3	14.68%
Southern petrochemical complex	1,390,741	20,840,873	6,781,881	3.1	15.85%
Vinyls	192,353	5,050,166	2,880,156	1.8	14.70%

(i)	The book value includes, in addition to goodwill, property, plant and equipment and intangible assets with defined useful lives and working capital.

The inflation rate considered for perpetuity was 3%.

Given the potential impact on cash flows of the “discount rate” and “perpetuity”, the Company conducted a sensitivity analysis based on changes in these variables, with cash flows shown in the table below:

Schedule of potential impact on cash flows of the discount rate and perpetuity
	+0.5% on	-0.5% on
	discount rate	perpetuity
CGU
Northeastern petrochemical complex	6,822,642	7,044,458
Southern petrochemical complex	19,744,124	20,351,277
Vinyls	4,741,224	4,930,076

The main assumptions used for projecting cash flows are related to the projection of macroeconomic indicators, international prices, and global and local demand in the countries where the Company has operational plants. Macroeconomic indicators include items such as: foreign exchange rates, inflation, and interest rates, among others.

Prices for key petrochemical products are obtained from a specialized third-party consulting firm, drawing on projections reviewed and supplemented based on Management’s experience. Final prices take into consideration the meetings of specific internal committees and the knowledge of the Company’s experts in preparing the benchmarks for each market.

Similar to prices, indicators for global demand also are prepared with specialized consulting firms. In the markets where the Company operates more directly, they consider additional variables for the local demand composition.

(b)	Intangible assets with definite useful lives

These intangible assets are measured at historical cost of acquisition or at fair value when acquired in a business combination, deducted from accumulated amortization and, if applicable, accumulated impairment loss. Subsequent costs are capitalized only when they increase the future economic benefits incorporated into the specific asset to which they are related.

Amortization is calculated using the straight-line method based on the estimated useful life of the items, and reviewed every reporting date, as follows, for consolidated purposes:

- Brands and patents	10-20 years
- Software licenses and rights of use	5-10 years
- Customers and suppliers’ agreements	14-28 years

Expenditure on research activities is recognized in profit or loss as incurred. Development expenditure is capitalized only when the expenditure can be measured reliably, the product or process is technically and commercially feasible, future economic benefits are probable and the Company intends to and has sufficient resources to complete development and to use or sell the asset.

Based on Management’s assessment, there were no events indicating that the carrying amount exceeds its recoverable amount as of December 31, 2022 and 2021.

(c)	Intangible assets by country

	2022	2021

Brazil	2,571,011	2,526,999
Mexico	292,020	304,624
Netherland	122,447
United States of America	22,820	24,404
Germany	13,839	21,253
Other	7	19
	3,022,144	2,877,299